Reinsurance - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Recoverable, Allowance for Credit Loss	$ 3.7	$ 3.7	$ 3.3	$ 11.5
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)	$ 0.0	$ 0.4	$ 0.5